Property and Equipment, Net - Schedule of Property and Equipment, Net (Details) - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021
Property, Plant and Equipment [Line Items]
Property and equipment - at cost	$ 62,278	$ 62,907
Less accumulated depreciation	(5,973)	(4,392)
Property and equipment - net	56,305	58,515
Laboratory and Manufacturing Equipment
Property, Plant and Equipment [Line Items]
Property and equipment - at cost	28,158	28,101
Land and Buildings
Property, Plant and Equipment [Line Items]
Property and equipment - at cost	10,186	10,404
Leasehold Improvements
Property, Plant and Equipment [Line Items]
Property and equipment - at cost	1,490	1,614
Computer Equipment and Software
Property, Plant and Equipment [Line Items]
Property and equipment - at cost	529	463
Capitalized Software
Property, Plant and Equipment [Line Items]
Property and equipment - at cost	232	228
Construction in Process
Property, Plant and Equipment [Line Items]
Property and equipment - at cost	$ 21,683	$ 22,097